SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended			12 Months Ended
	Feb. 28, 2025	Mar. 27, 2025	Feb. 28, 2025	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Property, plant and equipment, disposals						$ 44,044
Vessels (excluding FLNG)
Subsequent Event [Line Items]
Property, plant and equipment, disposals						$ 44,044
FLNG Hilli | Variable interest entity, primary beneficiary | CSSC entity
Subsequent Event [Line Items]
Sales value					$ 1,200,000
Avenir
Subsequent Event [Line Items]
Sale of stock (in shares)				3.6
Sale of stock (in USD/NOK per share)				$ 1.095
Equity method investment, realized gain (loss) on disposal				$ 500
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in USD per share)	$ 0.25
Subsequent Event | Golar Arctic | Vessels (excluding FLNG)
Subsequent Event [Line Items]
Property, plant and equipment, disposals			$ 24,000
Loss on disposal of long lived asset			$ 800
Subsequent Event | FLNG Hilli | Variable interest entity, primary beneficiary | CSSC entity
Subsequent Event [Line Items]
Sales value		$ 1,200,000
Sale leaseback transaction, term		12 years
Sale leaseback transaction, amortization profile		17 years
Proceeds from sale leaseback transaction		$ 371,000
Proceeds from sale leaseback transaction, percentage of benefit		70.00%
Subsequent Event | FLNG Hilli | Variable interest entity, primary beneficiary | CSSC entity | Gimi MS Corporation
Subsequent Event [Line Items]
Proceeds from sale leaseback transaction		$ 530,000
Subsequent Event | Avenir
Subsequent Event [Line Items]
Sale of stock (in shares)			39.1
Sale of stock (in USD/NOK per share)	$ 1.0		$ 1.0
Equity method investment, realized gain (loss) on disposal			$ 10,200